Consolidated Statements of Financial Position - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Current assets
Cash and cash equivalents	$ 481,327	$ 451,962
Term deposits	0	59,034
Accounts receivable and other	68,745	73,216
Inventories	178,163	164,135
Current portion of employee benefit plan assets	0	5,749
Current assets	728,235	754,096
Restricted cash	2,674	2,097
Other assets	104,023	39,562
Property, plant and equipment	4,003,211	4,042,199
Goodwill	92,591	92,591
Total assets	4,930,734	4,930,545
Current liabilities
Accounts payable and accrued liabilities	195,334	179,372
Current portion of lease liabilities	7,228	11,297
Current portion of debt	0	66,667
Current portion of asset retirement obligations	4,088	4,701
Current liabilities	206,650	262,037
Debt	489,763	434,465
Lease liabilities	14,895	14,658
Employee benefit plan obligations	8,942	11,109
Asset retirement obligations	131,367	106,677
Deferred income tax liabilities	439,195	414,554
Total liabilities	1,290,812	1,243,500
Equity
Share capital	3,225,326	3,144,644
Treasury stock	(10,289)	(11,452)
Contributed surplus	2,615,459	2,638,008
Accumulated other comprehensive loss	(20,905)	(21,822)
Deficit	(2,239,226)	(2,103,206)
Total equity attributable to shareholders of the Company	3,570,365	3,646,172
Attributable to non-controlling interests	69,557	40,873
Total equity	3,639,922	3,687,045
Total liabilities and equity	$ 4,930,734	$ 4,930,545